Background and Organization - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2013	Feb. 28, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Background And Organization [Line Items]
Accumulated deficit			$ 182,935	$ 152,046	$ 118,255
Net proceeds from issuance of convertible promissory note and preferred stock				$ 14,900
Proceeds from issuance of convertible preferred stock, net			$ 15,729
Series C Convertible Preferred Stock
Background And Organization [Line Items]
Proceeds from issuance of convertible preferred stock, net	$ 15,000
Subsequent Event | Series C Convertible Preferred Stock
Background And Organization [Line Items]
Proceeds from issuance of convertible preferred stock, net		$ 15,600